Label	Element	Value
Morgan Stanley US Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

April 28, 2023

Supplement

SUPPLEMENT DATED APRIL 28, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
Morgan Stanley U.S. Government Securities Trust, dated April 28, 2023

The Board of Trustees of Morgan Stanley U.S. Government Securities Trust (the "Fund") has approved various changes to the Fund, including changing its name from "Morgan Stanley U.S. Government Securities Trust" to "Morgan Stanley Long Duration Government Opportunities Fund", changing its benchmark from the Bloomberg U.S. Government/Mortgage Index to the Bloomberg U.S. Long Treasury Index, amending its principal investment strategy to target an average portfolio duration of at least ten years under normal circumstances and reducing the expense limitation for Class I shares of the Fund from 0.52% to 0.49%. In addition, the portfolio managers for the Fund will change from Neil Stone and Matthew Dunning to Alexander Payne and Andrew Szczurowski. Each of these changes will be effective May 31, 2023 (the "Effective Date").

Implementation of these strategy changes may result in transaction costs and have tax consequences. The Fund's portfolio turnover is expected to be approximately 20-40% as a result of these changes, which may have tax consequences. Based on the Fund's current estimated capital gains and/or losses and current capital loss carryforwards, which are subject to change based on future portfolio activity during the Fund's remaining fiscal year, such tax consequences are currently expected to be immaterial to the Fund. Beginning immediately, however, the Fund's adviser, Morgan Stanley Investment Management Inc., intends to gradually transition the Fund's portfolio holdings in order to facilitate operating consistent with the Fund's new investment strategy on the Effective Date or shortly thereafter. These changes may increase certain risks of investing in the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

All references to "Morgan Stanley U.S. Government Securities Trust" will be deleted and replaced with "Morgan Stanley Long Duration Government Opportunities Fund."

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley U.S. Government Securities Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The sections of the Summary Prospectus titled "Fees and Expenses—Annual Fund Operating Expenses" and the Prospectus titled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" will be deleted in their entirety and replaced with the following, which reflects a reduced expense limitation for Class I shares:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The tables in the sections of the Summary Prospectus titled "Fees and Expenses—Example" and the Prospectus titled "Fund Summary—Fees and Expenses—Example" will be deleted in their entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following will be added to the end of the first paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Principal Investment Strategies":

Under normal circumstances, the Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years.

The first sentence of the third paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Principal Investment Strategies" will be deleted and replaced with the following:

The Fund may, but it is not required to, use derivative instruments for risk management or other portfolio management purposes, including to adjust the Fund's dollar-weighted average effective duration.

Risk [Heading]	rr_RiskHeading	The sections of the Summary Prospectus titled "Principal Risks—Fixed-Income Securities" and the Prospectus titled "Fund Summary—Principal Risks—Fixed-Income Securities" will be deleted in their entirety and replaced with the following:
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The table under the sections of the Summary Prospectus titled "Past Performance—Average Annual Total Returns" and the Prospectus titled "Fund Summary—Past Performance—Average Annual Total Returns" will be deleted in its entirety and replaced with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table under the sections of the Summary Prospectus titled "Past Performance—Average Annual Total Returns" and the Prospectus titled "Fund Summary—Past Performance—Average Annual Total Returns" will be deleted in its entirety and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Morgan Stanley US Government Securities Trust | Fixed-Income Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but, under normal circumstances, the Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than similar securities with shorter durations. In turn, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity.
Morgan Stanley US Government Securities Trust | Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.26%)	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	(2.20%)	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	0.60%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[1],[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997	[1],[2]
Morgan Stanley US Government Securities Trust | Bloomberg U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.12%)	[1],[4]
5 Years	rr_AverageAnnualReturnYear05	(0.24%)	[1],[4]
10 Years	rr_AverageAnnualReturnYear10	0.67%	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[1],[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997	[1],[4]
Morgan Stanley US Government Securities Trust | Lipper General U.S. Government Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.04%)	[1],[5]
5 Years	rr_AverageAnnualReturnYear05	(0.34%)	[1],[5]
10 Years	rr_AverageAnnualReturnYear10	0.46%	[1],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[1],[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997	[1],[5]
Morgan Stanley US Government Securities Trust | A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 409
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	867
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,548
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	409
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	867
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,548
1 Year	rr_AverageAnnualReturnYear01	(15.88%)	[1],[7]
5 Years	rr_AverageAnnualReturnYear05	(1.53%)	[1],[7]
10 Years	rr_AverageAnnualReturnYear10	0.07%	[1],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%	[1],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997	[1],[7]
Morgan Stanley US Government Securities Trust | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.84%)	[1],[7],[8]
5 Years	rr_AverageAnnualReturnYear05	(2.62%)	[1],[7],[8]
10 Years	rr_AverageAnnualReturnYear10	(1.02%)	[1],[7],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%	[1],[7],[8]
Morgan Stanley US Government Securities Trust | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.38%)	[1],[7]
5 Years	rr_AverageAnnualReturnYear05	(1.56%)	[1],[7]
10 Years	rr_AverageAnnualReturnYear10	(0.39%)	[1],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[1],[7]
Morgan Stanley US Government Securities Trust | L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,583
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	401
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	709
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,583
1 Year	rr_AverageAnnualReturnYear01	(13.28%)	[1],[7]
5 Years	rr_AverageAnnualReturnYear05	(1.16%)	[1],[7]
10 Years	rr_AverageAnnualReturnYear10	0.11%	[1],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%	[1],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997	[1],[7]
Morgan Stanley US Government Securities Trust | I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[6],[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[6],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	961
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	414
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 961
1 Year	rr_AverageAnnualReturnYear01	(12.63%)	[1],[7]
5 Years	rr_AverageAnnualReturnYear05	(0.52%)	[1],[7]
10 Years	rr_AverageAnnualReturnYear10	0.72%	[1],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[1],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997	[1],[7]
Morgan Stanley US Government Securities Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,896
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	547
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,896
1 Year	rr_AverageAnnualReturnYear01	(14.56%)	[1],[7]
5 Years	rr_AverageAnnualReturnYear05	(1.66%)	[1],[7]
10 Years	rr_AverageAnnualReturnYear10		[1],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.78%)	[1],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[1],[7]

[1]	During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.
[2]	The Bloomberg U.S. Long Treasury Index measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with a maturity greater than 10 years. Separate trading of registered interest and principal of securities (STRIPS) are excluded from the index because their inclusion would result in double-counting. It is not possible to invest directly in an index. Effective May 31, 2023, the Fund changed its primary benchmark to the Bloomberg U.S. Long Treasury Index because the Adviser believes it is a more appropriate benchmark for the Fund.
[3]	Since inception reflects the inception date of Class A shares.
[4]	The Bloomberg U.S. Government/Mortgage Index includes Treasuries, government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an index.
[5]	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. There are currently 10 funds represented in this Index, including the Fund.
[6]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.49% for Class I and 1.62% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[7]	Class A, L and I shares commenced operations on July 28, 1997. Class C shares commenced operations on April 30, 2015.
[8]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[9]	Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Class I shares.